Business acquisition (Tables)	6 Months Ended
Jun. 30, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of Allocation of Assets Acquired and Liabilities Assumed
The following table summarizes the allocation of the aggregate purchase price to the assets acquired and liabilities assumed at the acquisition dates.

Deerfield II
Working capital	$(10,709)
Property, plant and equipment	194,419
Long-term debt	(157,935)
Asset retirement obligation	(1,030)
Deferred tax liability	(1,603)
Total net assets acquired	23,142
Cash and cash equivalents	1,662
Net assets acquired, net of cash and cash equivalents	$21,480